UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010

FORM N-Q	Estimated average burden hours per response: 10.05

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5550

The Alger American Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1.  Schedule of Investments.

THE ALGER AMERICAN FUND

ALGER AMERICAN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCK - 63.1%
ADVERTISING - .2%
Focus Media Holding Limited#	13,100	$460,465

AEROSPACE/DEFENSE - 2.8%
Boeing Co.	30,100	2,238,537
General Dynamics Corporation	39,500	3,293,115
		5,531,652
AGRICULTURE - 1.1%
Altria Group Inc.	32,400	719,280
Philip Morris International	32,400	1,638,792
		2,358,072
BANKS - .6%
PNC Financial Services Group	13,900	911,423
Wachovia Corp.	12,000	324,000
		1,235,423
BEVERAGES - 1.2%
Pepsico Inc.	33,900	2,447,580

BIOTECHNOLOGY - 1.5%
Amgen Inc.*	27,400	1,144,772
Celgene Corp.*	5,900	361,611
Genentech Inc.*	18,800	1,526,184
		3,032,567
CHEMICALS - .3%
Praxair Inc.	4,000	336,920
Zoltek Cos Inc.*	12,400	328,848
		665,768
COMMERCIAL SERVICES - .2%
Uranium One Inc.*	112,500	370,596

COMPUTERS - 4.7%
Apple Inc.*	21,400	3,070,900
Cognizant Technology Solutions Corporation, Cl. A*	37,000	1,066,710
Dell Inc.*	32,300	643,416
EMC Corporation*	67,900	973,686
Hewlett Packard Company	33,400	1,525,044
NetApp Inc.*	14,400	288,720
Research In Motion Limited*	14,800	1,661,004
		9,229,480
COSMETICS/PERSONAL CARE - 1.4%
Procter & Gamble Company	38,500	2,697,695

DIVERSIFIED FINANCIAL SERVICES - 3.7%
AllianceBernstein Holding LP	9,600	608,448
Bovespa Holding SA*	31,200	422,007
Citigroup Inc.	26,700	571,914
CME Group Inc.	2,500	1,172,750
Goldman Sachs Group Inc.	6,300	1,041,957
IntercontinentalExchange Inc.*	5,500	717,750
Legg Mason Inc.	4,600	257,508
Nymex Holdings, Inc.*	24,400	2,211,372
NYSE Euronext Inc.	5,500	339,405
		7,343,111
ELECTRONICS - .1%
Garmin Ltd.	5,100	275,451

ENERGY-ALTERNATE SOURCES - .5%
First Solar Inc.*	3,900	901,446

ENGINEERING&CONSTRUCTION - .2%
McDermott International, Inc.*	7,200	394,704

ENTERTAINMENT - 1.1%
Accor SA	10,700	784,324
Dreamworks Animation Skg, Inc., Cl. A*	53,100	1,368,918
		2,153,242
FOOD - .7%
Kraft Foods Inc. Cl. A	20,700	641,907
Whole Foods Market, Inc.	22,700	748,419
		1,390,326
HEALTHCARE-PRODUCTS - 3.8%
Beckman Coulter, Inc.	15,200	981,160
Covidien Limited*	28,100	1,243,425
Hologic Inc.*	16,500	917,400
Inverness Medical Innovations, Inc.*	25,400	764,540
Johnson & Johnson	38,100	2,471,547
St. Jude Medical, Inc.*	32,600	1,407,994
		7,786,066
HEALTHCARE-SERVICES - 1.8%
Aetna Inc.	10,200	429,318
Brookdale Senior Living Inc.	20,150	481,585
Matria Healthcare Inc.*	30,000	669,000
Quest Diagnostics Inc.	21,900	991,413
Unitedhealth Group Incorporated	28,800	989,568
		3,560,884
HOME FURNISHINGS - 1.0%
Harman International Industries Inc.	15,200	661,808

Sony Corp.#	31,200	1,250,184
		1,911,992
INSURANCE - .5%
American International Group, Inc.	24,500	1,059,625

INTERNET - 4.9%
Alibaba.Com Corporation*	160,000	336,329
Dealertrack Holdings Inc.*	23,000	465,060
eBay Inc.*	102,050	3,045,172
Google Inc. Cl. A*	4,300	1,894,021
IAC/InterActiveCorp.*	61,100	1,268,436
Symantec Corp.*	76,650	1,273,923
Yahoo Inc.*	57,800	1,672,154
		9,955,095
LODGING - .9%
MGM Mirage *	29,600	1,739,592

MACHINERY-CONSTRUCTION & MINING - .4%
Terex Corp.*	12,500	781,250

MACHINERY-DIVERSIFIED - .3%
Cummins Inc.	13,000	608,660

MEDIA - 1.6%
Comcast Corporation	60,900	1,155,273
EW Scripps Co.	49,500	2,079,495
		3,234,768
MINING - .8%
Freeport-McMoran Copper & Gold, Inc., Cl. B	14,799	1,423,960
Titanium Metals Corporation*	14,100	212,205
		1,636,165
MISCELLANEOUS MANUFACTURING - 2.9%
3M Co.	14,600	1,155,590
General Electric Co.	54,900	2,031,849
ITT Corp.	49,700	2,574,957
		5,762,396
OIL&GAS - 1.2%
ConocoPhillips	4,200	320,082
Exxon Mobil Corp.	16,600	1,404,028
Valero Energy Corp.	13,100	643,341
		2,367,451
OIL & GAS SERVICES - 3.3%
Cameron International Corp.*	24,300	1,011,852
National Oilwell Varco Inc.*	24,000	1,401,120
Schlumberger Limited	20,750	1,805,250
Transocean Inc.*	16,583	2,242,022
		6,460,244

PHARMACEUTICALS - 2.9%
Abbott Laboratories	23,500	1,296,025
Allergan Inc.	14,200	800,738
Barr Pharmaceuticals Inc.*	8,200	396,142
Merck & Co.	38,200	1,449,690
Mylan Inc.	52,700	611,320
Schering-Plough Corporation	39,300	566,313
Wyeth	13,200	551,232
		5,671,460
REITS - .7%
Digital Realty Trust Inc.	15,400	546,700
Dupont Fabros Technology	50,300	829,447
		1,376,147
RETAIL - 3.8%
Cheesecake Factory Inc.*	31,400	684,206
Coach Inc.*	20,500	618,075
Kohls Corp.*	9,900	424,611
Macy’s Inc.	22,700	523,462
Nordstrom Inc.	17,800	580,280
JC Penney Corporation Inc.	15,400	580,734
Starbucks Corp.*	72,200	1,263,500
Walgreen Co.	72,500	2,761,525
		7,436,393
SAVINGS & LOANS - .3%
New York Community Bancorp	36,800	670,496

SEMICONDUCTORS - 3.1%
Broadcom Corp., Cl. A*	16,500	317,955
Intel Corp.	73,500	1,556,730
Lam Research Corporation*	21,300	814,086
Maxim Integrated Products Inc.	37,400	762,586
Memc Electronic Materials Inc.*	15,550	1,102,495
Micron Technology Inc.*	73,600	439,392
NVIDIA Corporation*	42,000	831,180
Tessera Technologies Inc.*	16,300	339,040
		6,163,464
SOFTWARE - 3.9%
Electronic Arts *	13,000	648,960
Intuit Inc.*	13,900	375,439
Microsoft Corp.	158,650	4,502,487
Oracle Corp.*	15,400	301,224
Take Two Interactive Software*	34,600	882,992
TomTom NV*	24,300	1,008,820
		7,719,922

TELECOMMUNICATIONS - 3.0%
AT&T Inc.	24,300	930,690
Cisco Systems Inc. *	96,700	2,329,503
Qualcomm Inc.	43,500	1,783,500
Verizon Communications Inc.	24,200	882,090
		5,925,783
TOYS/GAMES/HOBBIES - .7%
Nintendo Co., Limited#	21,600	1,394,284

TRANSPORTATION - .5%
FedEx Corporation	7,300	676,491
United Parcel Service, Cl. B	4,500	328,590
		1,005,081
Total Common Stocks
(Cost $134,074,726)		124,714,796

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS - 18.1%
AEROSPACE/DEFENSE - .8%
L-3 Communications Holdings Inc, 3.00%, 8/1/35	650,000	814,938
Systems 2001 Asset Trust LLC, 6.664%, 9/15/13 (a)	740,650	755,504
		1,570,442
BANKS - .3%
Barclays Bank PLC, 6.05%, 12/4/17 (a)	625,000	610,706

BEVERAGES - .3%
Pepsico Inc., 4.65%, 2/15/13	580,000	600,967

COMMERCIAL MORTGAGE BACKED SECURITIES-5.0%
American Tower Trust, 5.9568%, 4/15/37 (a)	1,450,000	1,334,624
Bear Stearns Commercial Mortgage Securities, 4.888%, 5/14/16 (a)	650,000	668,274
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16 (a)	650,000	669,537
GE Capital Commercial Mortgage Corp, 6.59%, 8/11/33	1,000,000	1,030,665
JP Morgan Chase Commercial Mortgage Securities Corp, 6.065431%, 4/15/45	1,900,000	1,934,884
Morgan Stanley Capital I, 5.178%, 9/15/42	1,595,000	1,544,339
Morgan Stanley Capital I, 5.514%, 11/12/49	1,400,000	1,373,450
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	1,400,000	1,352,562
		9,908,335
COMPUTERS - .3%
Computer Sciences Corp, 5.50%, 3/15/13 (a)	625,000	627,770

DIVERSIFIED FINANANCIAL SERVICES - 1.4%
Capital One Capital III, 7.686%, 8/15/36	650,000	506,046
Goldman Sachs Group Inc/The, 6.15%, 4/1/18	525,000	525,190
Jefferson Valley CDO SPC, 3.94188%, 3/20/16 (a)	1,700,000	805,027
Lazard Group, 6.85%, 06/15/17	600,000	562,787
Lehman Brothers Holdings, 6.20%, 09/26/14	350,000	345,667
Toll Brothers Finance Corp, 5.15%, 5/15/15	200,000	181,162
		2,925,879

ELECTRIC - 1.5%
CenterPoint Energy Transition Bond Co LLC, 4.97%, 8/1/14	655,000	679,629
Exelon Corp., 6.20%, 10/1/17	325,000	322,588
Florida Power, 5.80%, 9/15/17	600,000	637,872
Southern Co., 5.30%, 1/15/12	525,000	549,780
Virginia Electric, 5.10%, 11/30/12	255,000	265,228
WPS Resources, 6.11%, 12/1/66	600,000	518,045
		2,973,142
FOOD - .3%
Kroger Co., 6.15%, 1/15/20	600,000	617,427

FOREST PRODUCTS&PAPER - .3%
Rayonier TRS Holdings Inc, 3.75%, 10/15/12 (a)	650,000	684,938

HEALTHCARE-PRODUCTS - .3%
Johnson & Johnson, 5.15%, 8/15/12	550,000	595,345

HEALTHCARE-SERVICES - .6%
Cigna Corp., 5.375%, 3/15/17	500,000	495,532
Coventry Health, 6.30%, 8/15/14	640,000	643,776
		1,139,308
INSURANCE - 1.1%
Liberty Mutual, 7.80%, 3/15/37 (a)	1,350,000	1,141,042
MBIA Insurance Corp., 14.00%, 1/15/33 (a)	475,000	465,997
XL Capital Ltd, 6.50%, 12/31/49	650,000	487,967
		2,095,006
MISCELLANEOUS MANUFACTURING - .3%
Cooper US Inc., 6.10%, 7/1/17	600,000	634,441

OIL&GAS - 1.6%
Marathon Oil Corp., 5.90%, 3/15/18	725,000	730,129
Tesoro Corp., 6.25%, 11/1/12	800,000	758,000
Valero Energy, 6.875%, 4/15/12	600,000	645,527
Xto Energy Inc., 5.90%, 8/1/12	875,000	913,012
		3,046,668
ABS - .6%
CNH Equipment Trust, 3.56594%, 9/15/10	1,275,000	1,272,509

PHARMACEUTICALS - .7%
AstraZeneca PLC., 5.40%, 9/15/12	1,300,000	1,372,786

PIPELINES - .7%
Enterprise Products Operating LP, 8.375%, 8/1/66	1,350,000	1,315,967

REITS - .3%
HCP Inc., 6.70%, 1/30/18	650,000	558,338

RETAIL - .7%
Darden Restaurants Inc., 5.625%, 10/15/12	650,000	646,909
Inergy Lp, 8.25%, 3/1/16	653,000	670,958
		1,317,867
SOFTWARE - .2%
Computer Associates International Inc., 6.50%, 4/15/2008	310,000	310,388

TELECOMMUNICATIONS - .8%
AT&T Inc., 4.95%, 1/15/13	1,230,000	1,235,470
Qwest Communications International Inc., 6.50%, 06/1/17 (a)	300,000	272,250
		1,507,720
Total Corporate Bonds
(Cost $37,197,900)		35,685,949

CONVERTIBLE CORPORATE BONDS - .1%
OIL&GAS
Transocean Inc., 1.50%, 12/15/37
(Cost $300,000)	300,000	330,750

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.2%

Federal Home Loan Bank System,
5.375%, 6/8/12	700,000	763,425
5.375%, 5/18/16	1,500,000	1,650,453
Federal Home Loan Mortgage Corporation,
5.50%, 1/15/15	1,385,380	1,442,195
5.50%, 10/15/16	1,166,407	1,204,605
5.50%, 12/15/20	1,052,318	1,079,145
6.00%, 8/15/29	1,880,000	1,946,122
6.00%, 3/15/36	1,391,334	1,421,046
Federal National Mortgage Association,
3.25%, 4/9/13	1,200,000	1,199,909
5.60%, 10/17/13	2,100,000	2,131,056
5.75%, 6/27/16	1,170,000	1,290,262
5.00%, 4/1/18	995,082	1,009,341
5.50%, 10/25/20	1,350,000	1,402,653
5.50%, 12/25/20	1,158,155	1,186,931
6.625%, 11/15/30	508,000	630,597
6.00%, 4/25/35	1,800,000	1,850,362
Government National Mortgage Association,
5.00%, 5/16/29	1,461,932	1,478,137
U.S. Treasury Bond,
7.50%, 11/15/16	2,094,000	2,735,942
5.25%, 11/15/28	1,000,000	1,125,704
U.S. Treasury Note,
6.00%, 8/15/09	1,000,000	1,061,094
5.00%, 8/15/11	1,385,000	1,523,825
4.625%, 8/31/11	1,800,000	1,955,252

4.25%, 8/15/13	1,200,000	1,306,688
4.25%, 11/15/14	900,000	984,376
4.50%, 2/15/16	640,000	704,700
4.75%, 8/15/17	640,000	708,300
3.50%, 2/15/18	150,000	150,914

Total U.S. Government & Agency Obligations
(Cost $32,204,324)		33,943,034

SHORT-TERM INVESTMENTS - .9%

TIME DEPOSITS
Wachovia Bank, 1.78%, 4/1/08
(Cost $1,762,638)	1,762,638	1,762,638

Total Investments
(Cost $205,539,588) (b)	99.4%	196,437,167
Other Assets in Excess of Liabilities	0.6	1,249,902
Net Assets	100.0%	$197,687,069

*      Non-income producing securities.

#      American Depositary Receipts.

(a)   Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.1% of the net assets of the fund.

(b)   At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $205,627,782 amounted to $9,102,421 which consisted of aggregate gross unrealized appreciation of $11,134,515 and aggregate gross unrealized depreciation of $20,236,936.

See Notes to Financial Statements

THE ALGER AMERICAN FUND

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCKS - 97.5%
AEROSPACE/DEFENSE - 6.5%
Boeing Co.	17,000	$1,264,290
General Dynamics Corp.	9,700	808,689
Lockheed Martin Corp.	7,700	764,610
United Technologies Corp.	8,900	612,498
		3,450,087
AGRICULTURE - 2.2%
Altria Group Inc.	15,900	352,980
Philip Morris International Inc.*	15,900	804,222
		1,157,202
APPAREL - .4%
Cherokee Inc.	6,400	215,487

AUTO MANUFACTURERS - 1.2%
Oshkosh Corp.	17,650	640,341

BANKS - 4.6%
Bank of America Corp.	26,150	991,347
M & T Bank Corp.	6,550	527,144
PNC Financial Services Group	6,700	439,319
Wachovia Corp.	17,800	480,600
		2,438,410
BEVERAGES - 3.5%
Anheuser-Busch Cos., Inc.	6,450	306,053
Coca-Cola Co./The	12,900	785,223
Pepsico Bottling Group, Inc.	10,950	790,590
		1,881,866
BIOTECHNOLOGY - 1.6%
Amgen Inc.*	8,700	363,486
Genentech Inc.*	5,800	470,844
		834,330
CHEMICALS - .7%
Dow Chemical (The)	10,650	392,452

COMMERCIAL SERVICES - .7%
Monster Worldwide Inc.*	16,050	388,570

COMPUTERS - 2.8%
Apple Inc.*	2,750	394,625
Hewlett-Packard Co.	12,100	552,486
Limelight Networks Inc.*	36,850	119,394
Seagate Technology	19,100	399,954
		1,466,459

COSMETICS/PERSONAL CARE - 1.9%
Procter & Gamble Co.	14,466	1,013,632

DIVERSIFIED FINANCIAL SERVICES - 4.7%
AllianceBernstein Holding LP	11,200	709,856
Citigroup Inc.	23,050	493,731
Lazard Ltd., Cl. A	8,750	334,250
Legg Mason Inc.	2,650	148,347
Morgan Stanley	6,300	287,910
Nymex Holdings Inc.	5,250	475,808
		2,449,902
ELECTRIC - 1.2%
Exelon Corp.	7,900	642,032

ENTERTAINMENT - 2.4%
Dreamworks Animation SKG, Inc., Cl. A*	32,800	845,584
Regal Entertainment Group, Cl. A	22,950	442,706
		1,288,290
ENVIRONMENTAL CONTROL - .9%
Waste Management Inc.	14,500	486,620

FOOD - 2.2%
Hershey Co., The	7,150	269,340
Kraft Foods Inc., Cl. A	22,417	695,151
Whole Foods Market Inc.	6,550	215,954
		1,180,445
HEALTHCARE-PRODUCTS - 6.0%
Brookdale Senior Living Inc.	8,850	211,515
Johnson & Johnson	16,600	1,076,842
Matria Healthcare Inc.*	12,700	283,210
Medtronic Inc.	8,700	420,819
Quest Diagnostics	10,200	461,754
St. Jude Medical Inc.*	7,650	330,404
UnitedHealth Group Inc.	10,750	369,370
		3,153,914
HOME FURNISHINGS - .8%
Harman International	6,550	285,187
Sony Corp.#	2,800	112,196
		397,383
INSURANCE - .7%
American International Group, Inc.	7,950	343,837

INTERNET - 5.2%
CNET Networks, Inc.*	43,600	309,560

Dealertrack Holdings Inc.*	9,650	195,123
eBay Inc.*	21,700	647,528
Google Inc., Cl. A*	1,000	440,470
IAC/InterActiveCorp.*	24,550	509,658
Yahoo! Inc.*	23,095	668,138
		2,770,477
LODGING - 1.8%
Mgm Mirage	9,800	575,946
Starwood Hotels & Resorts	7,500	388,125
		964,071
MEDIA - 3.5%
EW Scripps Co., Cl. A	20,850	875,908
Gannett Co.	19,550	567,928
World Wrestling Entertainment Inc., Cl. A	22,500	418,725
		1,862,561
MISCELLANEOUS MANUFACTURING - 5.2%
General Electric Co.	53,900	1,994,839
ITT Corp.	14,700	761,607
		2,756,446
OIL & GAS - 7.0%
Chevron Corp.	4,900	418,264
ConocoPhillips	4,200	320,082
Diamond Offshore Drilling, Inc.	4,300	500,520
Exxon Mobil Corp.	20,450	1,729,661
Rowan Companies Inc.	10,150	417,977
Valero Energy Corp.	6,450	316,760
		3,703,264
OIL & GAS SERVICES - 2.2%
Baker Hughes Inc.	8,000	548,000
Transocean Inc.*	4,417	597,178
		1,145,178
PHARMACEUTICALS - 4.8%
Abbott Laboratories	9,950	548,742
Cardinal Health Inc.	5,100	267,801
Merck & Co.	12,050	457,298
Novartis AG#	4,850	248,466
Pfizer Inc.	35,300	738,829
Schering-Plough Corporation	17,500	252,175
		2,513,311
REITS - 2.2%
Digital Realty Trust Inc.	14,950	530,725
Dupont Fabros Technology Inc.	22,650	373,499

Host Hotels & Resorts Inc.	14,700	234,024
		1,138,248
RETAIL - 4.2%
Lowe’s Cos., Inc.	17,650	404,891
Macy’s Inc.	9,200	212,152
McDonald’s Corp.	9,000	501,930
Nordstrom Inc.	7,250	236,350
Starbucks Corp.*	18,550	324,625
Wal-Mart Stores Inc.	9,800	516,264
		2,196,212
SAVINGS & LOANS - .5%
New York Community Bancorp	15,650	285,143

SEMICONDUCTORS - 1.5%
Maxim Integrated Products, Inc.	10,650	217,154
Texas Instruments Inc.	21,000	593,670
		810,824
SOFTWARE - 3.1%
Microsoft Corp.	53,150	1,508,397
Verifone Holdings Inc.*	6,800	107,916
		1,616,313
TELECOMMUNICATIONS - 8.8%
AT&T Inc.	36,950	1,415,184
Cisco Systems Inc. *	21,130	509,022
Citizens Communications Company	48,950	513,486
Qualcomm Inc.	17,800	729,800
Verizon Communications Inc.	28,700	1,046,115
Windstream Corp.	37,004	442,198
		4,655,805
TOYS/GAMES/HOBBIES - 1.0%
Nintendo Co., Limited#	8,600	555,132

TRANSPORTATION - 1.5%
Fedex Corporation	3,150	291,911
United Parcel Service, Cl. B	3,800	277,476
UTI Worldwide, Inc.	10,300	206,824
		776,211
Total Common Stocks,
(Cost $54,669,632)		51,570,455

MANDATORY CONVERTIBLE SECURITIES - 1.3%

MINING - 1.3%
Freeport-McMoran Copper & Gold, Inc., Cl. B, 6.75% Pfd	4,756	670,002
(Cost $475,600)

CONVERTIBLE CORPORATE BONDS-.2%

OIL & GAS
Transocean Inc., 1.50%, 12/15/37
(Cost $125,000)	125,000	137,813

SHORT-TERM INVESTMENTS - .9%

TIME DEPOSITS
Wells Fargo Bank, 1.78%, 4/1/08
(Cost $454,169)	454,169	454,169

Total Investments,
(Cost $55,724,401)(a)	99.9%	52,832,439
Other Assets in Excess of Liabilities	0.1	40,801
Net Assets	100.0%	$52,873,240

*     Non-income producing security.

#     American Depositary Trust

(a)  At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $55,726,194 amounted to $2,891,962 which consisted of aggregate gross unrealized appreciation of $4,096,964 and aggregate gross unrealized depreciation of $6,988,926.

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCKS - 96.8%

AEROSPACE/DEFENSE - 4.1%
Boeing Company	112,250	$8,348,033
General Dynamics Corp.	137,500	11,463,375
		19,811,408
AGRICULTURE - 2.8%
Altria Group Inc.	181,350	4,025,970
Philip Morris International Inc.*	181,350	9,172,683
		13,198,653
BANKS - 0.6%
PNC Financial Services Group	42,700	2,799,839

BEVERAGES - 1.7%
Pepsico Inc.	112,700	8,136,940

BIOTECHNOLOGY - 2.8%
Amgen Inc.*	73,000	3,049,940
Celgene Corp.*	76,600	4,694,814
Genentech Inc.*	66,900	5,430,942
		13,175,696
CHEMICALS - 0.9%
Monsanto Co.	41,800	4,660,700

COMPUTERS - 10.0%
Apple Computer, Inc.*	119,750	17,184,125
Cognizant Tech Solutions-CL A*	173,300	4,996,239
Dell Inc.*	134,500	2,679,240
EMC Corp/Mass*	602,600	8,641,284
Hewlett-Packard Co.	115,200	5,260,032
Research In Motion*	86,900	9,752,787
		48,513,707
COSMETICS/PERSONAL CARE - 1.1%
Procter & Gamble Co.	81,050	5,679,174

DIVERSIFIED FINANCIAL SERVICES - 6.6%
AllianceBernstein Holdings LP*	48,400	3,067,592
Bolsa De Mercadorias E Futur	8,300	75,951
Bovespa Holding Sa	258,200	3,492,382
Goldman Sachs Group Inc.	26,400	4,366,296

Intercontinentalexchange Inc.*	38,700	5,050,350
Nymex Holdings Inc.	113,000	10,241,190
NYSE Euronext	72,200	4,455,462
		30,749,223
ELECTRONICS - 0.9%
Garmin Ltd.	85,100	4,596,251

ENERGY-ALTERNATE SOURCES - 0.7%
First Solar Inc.*	15,515	3,586,137

ENGINEERING&CONSTRUCTION - 1.1%
Fluor Corp.	40,200	5,674,632

ENTERTAINMENT - 0.3%
Dreamworks Animation Skg-CL A*	60,600	1,562,268

FOOD - 0.5%
Whole Foods Market Inc.	85,700	2,825,529

HEALTHCARE-PRODUCTS - 7.6%
Beckman Coulter Inc.	74,600	4,815,430
Covidien Ltd.	122,100	5,402,925
Hologic Inc.*	79,400	4,414,640
Inverness Medical Innovation*	138,500	4,168,850
Johnson & Johnson	165,000	10,703,550
St Jude Medical Inc.*	151,100	6,526,009
		36,031,404
HEALTHCARE-SERVICES - 1.2%
Quest Diagnostics Incorporated	132,100	5,980,166

HOME FURNISHINGS - 1.7%
Harman International	35,600	1,550,024
Sony Corp.#	155,300	6,222,871
		7,772,895
INTERNET - 7.0%
Alibaba.Com Ltd.*	1,330,100	2,795,946
eBay Inc.*	480,000	14,323,200
Expedia Inc.*	96,400	2,110,196
Google Inc-Cl A*	31,250	13,764,688
		32,994,030
LODGING - 3.5%
MGM Mirage*	209,200	12,294,684
Wynn Resorts Ltd.	42,800	4,307,392
		16,602,076
MACHINERY-CONSTR&MINING - 0.8%
Terex Corp.*	60,800	3,800,000

MEDIA - 2.6%
EW Scripps Co.-Cl A	294,500	12,371,945

MINING - 1.6%
Freeport-Mcmoran Copper	60,973	5,866,822
Uranium One, Inc*	564,125	1,858,333
		7,725,155

MISCELLANEOUS MANUFACTUR - 3.8%
General Electric Co.	197,000	7,290,970
ITT Corp.	210,900	10,926,729
		18,217,699
OIL&GAS - 3.4%
Conocophillips	48,900	3,726,669
Exxon Mobil Corp.	89,300	7,552,994
Valero Energy Corp.	64,200	3,152,862
		14,432,525
OIL&GAS SERVICES - 4.6%
National Oilwell Varco Inc.*	88,200	5,149,116
Schlumberger Ltd.	80,950	7,042,650
Transocean Inc.*	68,500	9,261,200
		21,452,966
PHARMACEUTICALS - 2.8%
Allergan Inc.	70,100	3,952,939
Merck & Co. Inc.	145,400	5,517,930
Mylan Inc.	171,400	1,988,240
Schering-Plough Corp.	143,300	2,064,953
		13,524,062
RETAIL - 4.4%
Kohls Corp.*	70,500	3,023,745
Macy’S Inc.	167,100	3,853,326
Starbucks Corp.*	256,400	4,487,000
Walgreen Co.	247,600	9,431,084
		20,795,155
SEMICONDUCTORS - 4.1%
Broadcom Corp.-Cl A*	295,100	5,686,577
Intel Corp.	274,955	5,823,547
Lam Research Corp.*	103,400	3,951,948
Memc Electronic Materials*	54,200	3,842,780
		19,304,852
SOFTWARE - 6.1%
Intuit Inc.*	87,400	2,360,674
Microsoft Corp.	764,630	21,700,199
Oracle Corp.*	107,000	2,092,920
TomTom*	70,415	2,923,293
		29,077,086

TELECOMMUNICATIONS - 5.7%
Cisco Systems Inc.*	354,850	8,548,337
Nokia Corp#	121,600	3,870,528
Qualcomm Inc.	159,550	6,541,550
Verizon Communications Inc.	197,700	7,206,165
		26,166,580
TOYS/GAMES/HOBBIES - 1.2%
Nintendo Co. Ltd.#	84,425	5,449,651

TRANSPORTATION - 0.6%
Expeditors Intl Wash Inc.	61,100	2,760,498

Total Common Stocks
(Cost $486,119,615)		459,428,902

SHORT-TERM INVESTMENTS - 3.1%

TIME DEPOSITS
Wells Fargo Bank, 1.78%, 4/1/08
(Cost $14,259,015)	14,259,015	14,259,015

Total Investments
(Cost $500,378,630)(a)	99.8%	473,687,917
Other Assets in Excess of Liabilities	0.2	975,665
Net Assets	100.0%	$474,663,582

*    Non-income producing security.

#    American Depositary Trust

(a)  At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $500,869,116 amounted to $26,690,713 which consisted of aggregate gross unrealized appreciation of $21,587,234 and aggregate gross unrealized depreciation of $48,277,947.

THE ALGER AMERICAN FUND

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCKS - 94.2%
ADVERTISING - .3%
Focus Media Holding*#	28,800	$1,012,320

AEROSPACE/DEFENSE - 5.1%
BE Aerospace Inc.*	53,300	1,862,835
General Dynamics Corp.	113,177	9,435,566
Lockheed Martin Corp.	62,100	6,166,530
		17,464,931
AGRICULTURE - 4.9%
Altria Group Inc.	234,500	5,205,900
Philip Morris International Inc.	234,500	11,861,010
		17,066,910
APPAREL - 2.5%
American Apparel Inc.*	269,400	2,545,830
Deckers Outdoor Corp.*	36,500	3,935,430
Iconix Brand Group Inc.*	115,500	2,003,925
		8,485,185
AUTO MANUFACTURERS - 1.0%
Oshkosh Corp.	92,300	3,348,643

BIOTECHNOLOGY - 3.1%
Celgene Corp.*	62,467	3,828,582
Genentech Inc.*	51,400	4,172,652
Illumina Inc.*	34,300	2,603,370
		10,604,604
CHEMICALS - 1.1%
Mosaic Co/The*	17,800	1,826,280
Zoltek Companies Inc.*	69,300	1,837,836
		3,664,116
COMMERCIAL SERVICES - 4.1%
Aegean Marine Petroleum Network Inc.	63,000	2,155,230
McKesson Corp.	106,900	5,598,353
Net 1 Ueps Technologies Inc.*	103,450	2,332,798
Quanta Services Inc.*	40,600	940,702
Sotheby’s	110,300	3,188,773
		14,215,856
COMPUTERS - 11.4%
Apple Inc.*	52,400	7,519,400
Brocade Communications Systems Inc.*	246,000	1,795,800

Cognizant Tech Solutions Corporation, Cl. A*	153,500	4,425,405
Dell Inc.*	41,800	832,656
EMC Corporation*	279,400	4,006,596
NCR Corporation*	225,500	5,148,165
NetApp Inc.*	144,800	2,903,240
Research In Motion*	113,400	12,726,882
		39,358,144
DISTRIBUTION/WHOLESALE - .4%
LKQ Corp.*	62,200	1,397,634

DIVERSIFIED FINANCIAL SERVICES - 4.4%
AllianceBernstein Holding LP	45,200	2,864,776
Bolsa De Mercadorias e Futuros - BM&F	79,100	723,820
Bovespa Holding SA	205,200	2,775,510
Lazard Ltd, Cl. A	97,700	3,732,140
Nymex Holdings Inc.	55,300	5,011,839
		15,108,087
ELECTRONICS - .7%
Dolby Laboratories Inc., Cl. A*	15,100	547,526
Garmin Ltd.	36,800	1,987,568
		2,535,094
ENERGY-ALTERNATE SOURCES - 2.2%
First Solar Inc.*	7,900	1,826,006
JA Solar Holdings Co., Ltd*#	306,300	5,697,180
		7,523,186
ENGINEERING&CONSTRUCTION - .9%
Chicago Bridge & Iron Company NV#	77,900	3,056,796

ENTERTAINMENT - 4.0%
Accor SA*	107,900	7,909,208
Bally Technologies Inc.*	112,400	3,859,816
Dreamworks Animation SKG, Inc. Cl. A*	75,700	1,951,546
		13,720,570
HEALTHCARE-PRODUCTS - 4.6%
Baxter International Inc.	53,200	3,076,024
Hologic Inc.*	46,450	2,582,620
Intuitive Surgical Inc.*	5,300	1,719,055
Inverness Medical Innovation*	284,600	8,566,460
		15,944,159
HEALTHCARE-SERVICES - 2.5%
Aetna Inc.	74,100	3,118,869
Community Health Systems Inc.*	95,300	3,199,221
LifePoint Hospitals Inc.*	71,200	1,955,864
Quest Diagnostics	11,500	520,605
		8,794,559

HOME FURNISHINGS - .1%
Sony Corp.#	6,700	268,469

INSURANCE - 2.2%
Ace Ltd.	47,000	2,587,820
Metlife Inc.	37,800	2,277,828
Partnerre Ltd.	38,200	2,914,660
		7,780,308
INTERNET - 2.5%
Dealertrack Holdings Inc.*	11,900	240,616
eBay Inc.*	94,083	2,807,437
Sina Corp.*	85,890	3,027,623
Yahoo! Inc.*	90,600	2,621,059
		8,696,735
LODGING - 1.0%
MGM Mirage*	59,100	3,473,307

MACHINERY-DIVERSIFIED - .1%
Cummins Inc.	10,500	491,610

MINING - 1.5%
Freeport - McMoRan Copper & Gold Inc. Cl. B	50,800	4,887,976
Uranium One, Inc.*#	99,200	326,783
		5,214,759
MISCELLANEOUS MANUFACTURING - .8%
ITT Corp.	50,400	2,611,224

OIL&GAS - 3.7%
Cabot Oil & Gas Corp.	70,000	3,558,800
ConocoPhillips	32,000	2,438,720
Hess Corp.	25,500	2,248,590
Nabors Industries Ltd.*	26,300	888,151
Petrobank Energy & Resources	73,500	3,345,305
		12,479,566
OIL&GAS SERVICES - 5.4%
Exterran Holdings Inc.*	16,120	1,040,384
National Oilwell Varco Inc.*	26,100	1,523,718
Transocean Inc.*	66,058	8,931,042
Weatherford International Ltd.*	96,500	6,993,355
		18,488,499
PHARMACEUTICALS - 7.8%
Abbott Laboratories	116,900	6,447,035
BioMarin Pharmaceutical Inc.*	56,900	2,012,553
Cardinal Health Inc.	67,200	3,528,672
Cephalon Inc.*	39,300	2,530,920
Gilead Sciences Inc.*	36,100	1,860,233
Imclone Systems Incorporated*	59,300	2,515,506
Merck & Co. Inc.	71,800	2,724,810
Mylan Inc.	181,500	2,105,400
United Therapeutics Corp.*	37,081	3,214,923
		26,940,052

REITS - .3%
Digital Realty Trust Inc.	25,500	905,250

RETAIL - 2.1%
CVS Caremark Corp.	158,300	6,412,733
Wal - Mart Stores Inc.	16,300	858,684
		7,271,417
SEMICONDUCTORS - 2.4%
Intel Corp.	106,200	2,249,316
Lam Research Corp.*	71,600	2,736,552
Tessera Technologies Inc.*	155,080	3,225,664
		8,211,532
SOFTWARE - 7.9%
Intuit Inc.*	104,700	2,827,947
Microsoft Corp.	527,200	14,961,936
Navteq Corp.*	12,500	850,000
Satyam Computer Services#	134,100	3,029,319
Solera Holdings Inc.*	136,100	3,315,396
Tele Atlas, NV*	30,000	1,198,870
TomTom NV*	22,100	917,486
		27,100,957
TELECOMMUNICATIONS - 3.2%
America Movil SAB de CV#	21,550	1,372,520
Atheros Communications*	100,500	2,094,420
Nice Systems Ltd.*#	117,800	3,324,316
Savvis Inc.*	104,300	1,696,961
Sonus Networks Inc.*	749,800	2,579,312
		11,067,529
Total Common Stocks
(Cost $348,784,482)		324,302,005

CONVERTIBLE CORPORATE BONDS - .4%

APPAREL
Iconix Brand CV, 1.875%, 6/30/12
(Cost $1,650,000)	1,650,000	1,503,563

PUT OPTIONS	CONTRACTS	VALUE
PURCHASED OPTIONS - .2%
Wells Fargo/April/30	640	128,000
Wells Fargo/April/32.50	1,425	541,500
Wells Fargo/April/27.50	1,000	90,000
Zions Bancorp/April/50	240	100,800

Total Purchased Put Options
(Cost $739,870)		860,300

	PRINCIPAL
	AMOUNT
SHORT-TERM TRADES - 4.6%

TIME DEPOSITS
Citibank, 1.78%, 4/1/08
(Cost $15,593,729)	15,593,729	15,593,729

Total Investments
(Cost $366,768,081)(a)	99.4%	342,259,597
Other Assets in Excess of Liabilities	0.6	2,053,935
Net Assets	100.0%	$344,313,532

*      Non-income producing securities.

#      American Depositary Trust

(a)   At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $366,969,796 amounted to $24,508,484 which consisted of aggregate gross unrealized appreciation of $17,821,263 and aggregate gross unrealized depreciation of $42,329,747.

THE ALGER AMERICAN FUND

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCKS - 98.7%
AEROSPACE/DEFENSE - 2%
BE Aerospace Inc.*	168,150	$5,876,843

APPAREL - 2.1%
American Apparel Inc.*	135,700	1,282,365
Iconix Brand Group Inc.*	276,297	4,793,753
		6,076,118
BEVERAGES - 1.5%
Central Euro Distribution Corp.*	26,000	1,512,940
Hansen Natural Corporation*	82,600	2,915,780
		4,428,720
BIOTECHNOLOGY - 1.7%
Celgene Corp.*	82,400	5,050,296

CHEMICALS - 3.9%
Metabolix Inc.*	199,700	2,186,715
Mosaic Co/The*	57,700	5,920,020
Praxair Inc.	36,800	3,099,664
		11,206,399
COAL - 0.8%
Peabody Energy Corp.	44,900	2,289,900

COMMERCIAL SERVICES - 6.0%
FTI Consulting Inc.*	41,900	2,976,576
Genpact Ltd.*	30,400	372,400
Geo Group Inc/The*	176,349	5,015,365
Monster Worldwide Inc.*	49,500	1,198,395
Net 1 Ueps Technologies Inc.*	114,490	2,581,750
Sotheby’s	80,500	2,327,255
Teletech Holdings Inc.*	134,800	3,027,608
		17,499,349
COMPUTERS - 6.7%
Apple Inc.*	57,000	8,179,500
Cognizant Tech Solutions, CL. A*	61,100	1,761,513
Netapp Inc.*	107,900	2,163,395
Research In Motion*	64,700	7,261,281
		19,365,689
DISTRIBUTION/WHOLESALE - 0.7%
LKQ Corp.*	92,100	2,069,487

DIVERSIFIED FINANCIAL SERVICES - 6.2%
Alliancebernstein Holding LP.	84,900	5,380,962
Bolsa De Mercadorias e Futuros	301,100	2,755,276
IntercontinentalExchange Inc.*	35,800	4,671,900
Nymex Holdings Inc.	38,300	3,471,129
T Rowe Price Group Inc.	31,253	1,562,650
		17,841,917
ELECTRIC - 1%
ITC Holdings Corp.	55,200	2,873,712

ELECTRONICS - 1.8%
Garmin Ltd.	97,400	5,260,574

ENERGY-ALTERNATE SOURCES - 4.7%
First Solar Inc.*	17,700	4,091,178
JA Solar Holdings Co Ltd.*#	358,000	6,658,800
Vestas Wind Systems A/S*	27,600	3,026,104
		13,776,082
ENGINEERING&CONSTRUCTION - 5.3%
Chicago Bridge & Iron-Ny Shr.	93,900	3,684,636
Fluor Corp.	21,000	2,964,360
McDermott International Inc.*	92,350	5,062,627
Shaw Group Inc.*	81,900	3,860,766
		15,572,389
ENTERTAINMENT - 1.7%
Bally Technologies Inc.*	139,900	4,804,166

FOOD - 0.9%
Cosan Ltd., Cl. A*	201,900	2,487,408

HEALTHCARE-PRODUCTS - 4.1%
Hologic Inc.*	25,100	1,395,560
Smith & Nephew Plc.#	66,900	4,414,731
St. Jude Medical Inc.*	43,600	1,883,084
Varian Medical Systems Inc.*	91,100	4,267,124
		11,960,499
HEALTHCARE-SERVICES - 1.5%
Community Health Systems Inc.*	91,300	3,064,941
Quest Diagnostics	31,300	1,416,951
		4,481,892
HOME BUILDERS - 0.2%
Toll Brothers Inc.*	29,900	702,052

INTERNET - 3.5%
Dealertrack Holdings Inc.*	114,050	2,306,091
eBay Inc.*	55,300	1,650,152

Shutterfly Inc.*	42,400	630,488
Sina Corp.*	84,800	2,989,200
Tibco Software Inc.*	372,600	2,660,364
		10,236,295
LODGING - 1%
Wynn Resorts Ltd.	27,400	2,757,536

MINING - 2.4%
Goldcorp Inc.	78,000	3,022,500
Thompson Creek Metals Co Inc.*	50,500	922,130
Uranium One, Inc*	491,400	1,618,763
Yamana Gold Inc.	92,200	1,347,964
		6,911,357
OIL&GAS - 3.5%
Cabot Oil & Gas Corp.	30,000	1,525,200
Concho Resources Inc.*	86,600	2,220,424
Devon Energy Corporation	22,200	2,316,126
Nabors Industries Ltd.*	78,500	2,650,945
Range Resources Corp.	23,200	1,472,040
		10,184,735
OIL&GAS SERVICES - 9.4%
Acergy SA#	74,300	1,586,304
Cameron International Corp.*	171,800	7,153,752
Flotek Industries Inc.*	97,800	1,426,902
FMC Technologies Inc.*	39,600	2,252,844
National Oilwell Varco Inc.*	103,400	6,036,492
Transocean Inc.*	33,161	4,483,367
Weatherford Intl Ltd.*	60,000	4,348,200
		27,287,861
PHARMACEUTICALS - 6%
Barr Pharmaceuticals Inc.*	75,500	3,647,405
Biomarin Pharmaceutical Inc.*	29,600	1,046,952
Cephalon Inc.*	33,300	2,144,520
Imclone Systems*	98,505	4,178,582
Mylan Inc.	249,700	2,896,520
Shire PLC#	24,400	1,414,224
United Therapeutics Corp.*	26,200	2,271,540
		17,599,743
RETAIL - 3.9%
China Nepstar Chain Drugstore#	362,800	4,934,080
Game Group PLC.	369,900	1,560,412
Gamestop Corp., Cl. A*	52,300	2,704,433
Petsmart Inc.	105,500	2,156,420
		11,355,345
SAVINGS & LOANS - 0.7%
People’s United Financial	121,500	2,103,165

SEMICONDUCTORS - 3.2%
Broadcom Corp.-Cl A*	76,500	1,474,155
Memc Electronic Materials*	69,600	4,934,640
Spreadtrum Communications*#	103,900	903,930
Tessera Technologies Inc.*	90,400	1,880,320
		9,193,045
SOFTWARE - 5.8%
Adobe Systems Inc.*	78,400	2,790,256
Intuit Inc.*	103,800	2,803,638
Satyam Computer Services#	223,900	5,057,901
Solera Holdings Inc.*	99,200	2,416,512
Take-Two Interactive Software*	78,100	1,993,112
Taleo Corp., Cl. A*	88,200	1,711,080
		16,772,499
TELECOMMUNICATIONS - 4.4%
Atheros Communications*	130,500	2,719,620
Neustar Inc., Cl. A*	114,000	3,018,720
SBA Communications Corp., Cl. A*	232,000	6,920,560
		12,658,900
TOYS/GAMES/HOBBIES - 2.1%
Nintendo Co. Ltd.#	95,850	6,187,137

Total Common Stocks
(Cost $297,167,427)		286,871,110

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS - 0.3%
OIL & GAS - 0.3%
Transocean Inc. 1.50% 12/15/37
(Cost $740,000)	740,000.00	815,850

	CONTRACTS	VALUE
PURCHASED OPTIONS - 1%
PUT OPTIONS - .9%
APPLE INC/MAY/140.00	510	424,830
BALLY TECHNOLOGIES/APR/35.00	1,500	337,500
RUSSELL 2000/APR/680.00	370	573,500
S&P 500 INDEX/APR/1,295	167	317,300
RESEARCH IN MOTION/APR/115	640	611,200
WACHOVIA CORP/APR/25	700	87,500
WACHOVIA CORP/APR/27.50	400	86,000
WELLS FARGO/APR/27.50	900	81,000
WELLS FARGO/APR/30	540	108,000

TOTAL PURCHASED PUT OPTIONS
(Cost $3,601,428)		2,626,830

	CONTRACTS	VALUE
CALL OPTIONS - .1%
TAKETWO INTERACTIVE SOFTWARE/MAY/25
(Cost $199,670)	1,000	225,000

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 1.7%

TIME DEPOSITS
Wells Fargo Bank, 1.78%, 4/1/08
(Cost $5,795,809)	5,795,809	5,795,809

Total Investments
(Cost $307,504,334)(a)	102.0%	296,334,599
Liabilities in Excess of Other Assets	(2.0)	(5,952,648)
Net Assets	100.0%	$290,381,951

*      Non-income producing security.

#      American Depositary Trust

+      All or a portion of the securities are pledged as collateral for options written.

(a)   At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $306,742,807 amounted to $11,169,735 which consisted of aggregate gross unrealized appreciation of $13,782,598 and aggregate gross unrealized depreciation of $24,952,333.

		SHARES
		SUBJECT
	CONTRACTS	TO CALL/PUT	VALUE
CALL OPTIONS WRITTEN
APPLE INC/MAY/170	510	51,000	114,240
RESEARCH IN MOTION/APR/135	640	64,000	94,720
(Premiums Received $278,599)			208,960

PUT OPTIONS WRITTEN
APPLE INC/MAY/120	510	51,000	117,300
RUSSELL 2000/APR/620	370	37,000	97,310
RESEARCH IN MOTION/APR/100	640	64,000	214,400
(Premiums Received $641,056)			429,010

TOTAL OPTIONS WRITTEN
(Premiums Received $919,655)			$637,970

THE ALGER AMERICAN FUND

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCKS - 95.0%
AEROSPACE/DEFENSE - 2.8%
BE Aerospace Inc.*	197,200	$6,892,140
Esterline Technologies Corp.*	146,950	7,401,872
		14,294,012
AIRLINES - .7%
Airtran Holdings Inc.*	547,850	3,615,810

APPAREL - 2.1%
Deckers Outdoor Corp.*	49,600	5,347,872
Iconix Brand Group Inc.*	311,400	5,402,790
		10,750,662
AUTO PARTS&EQUIPMENT - 1.3%
Tenneco Inc.*	234,000	6,537,960

BANKS - 2.0%
First Midwest Bancorp Inc.	195,600	5,431,812
Signature Bank*	184,900	4,714,950
		10,146,762
BEVERAGES - 1.4%
Central Euro Distribution Corp.*	127,400	7,413,406

BIOTECHNOLOGY - 3.4%
Acorda Therapeutics Inc.*	142,500	2,557,875
Illumina Inc.*	99,150	7,525,485
Intermune Inc.*	163,900	2,389,662
Savient Pharmaceuticals Inc.*	270,700	5,414,000
		17,887,022
CHEMICALS - .9%
Zoltek Companies Inc.*	169,122	4,485,115

COMMERCIAL SERVICES - 7.9%
FTI Consulting Inc.*	109,050	7,746,912
Geo Group Inc.(The)*	273,700	7,784,028
Parexel International Corp.*	275,200	7,182,720
Teletech Holdings Inc.*	288,300	6,475,218
Vistaprint Ltd.*	175,600	6,137,220
Wright Express Corp.*	176,200	5,414,626
		40,740,724

COMPUTERS - 2.1%
IHS Inc. Cl. A*	48,900	3,144,758
SI International Inc.*	202,850	3,892,692
Synaptics Inc.*	172,304	4,114,620
		11,152,070
DISTRIBUTION/WHOLESALE - 1.3%
LKQ Corp.*	306,520	6,887,503

DIVERSIFIED FINANCIAL SERVICES - .7%
Greenhill & Co., Inc.	54,000	3,756,240

ELECTRIC - 1.4%
ITC Holdings Corp.	141,700	7,376,901

ENERGY-ALTERNATE SOURCES - 1.1%
JA Solar Holdings Co., Ltd*#	300,300	5,585,580

ENGINEERING&CONSTRUCTION - 2.0%
Aecom Technology Corp.*	267,700	6,962,877
URS Corp.*	102,200	3,340,918
		10,303,795
ENTERTAINMENT - .8%
Bally Technologies Inc.*	127,400	4,374,916

FOOD - 1.6%
Hain Celestial Group Inc.*	286,750	8,459,125

HEALTHCARE-PRODUCTS - 6.6%
Cepheid Inc.*	209,200	5,102,388
Hologic Inc.*	95,950	5,334,820
Inverness Medical Innovation*	127,200	3,828,720
Meridian Bioscience Inc.	161,100	5,385,573
Thoratec Corp.*	312,200	4,461,338
Gentiva Health Services*	281,500	6,125,440
Psychiatric Solutions Inc.*	116,004	3,934,856
		34,173,135
INSURANCE - 2.2%
First Mercury Financial Corp.*	329,100	5,729,631
Max Capital Group Ltd.*	124,400	3,258,036
Platinum Underwriters Holdings	75,900	2,463,714
		11,451,381
INTERNET - 4.4%
Dealertrack Holdings Inc.*	197,100	3,985,362
Digital River Inc.*	94,100	2,914,277
GSI Commerce Inc.*	428,700	5,637,405
Priceline.Com Inc.*	54,600	6,598,956
Tibco Software Inc.*	512,100	3,656,394
		22,792,394

LEISURE TIME - 1.8%
Life Time Fitness Inc.*	198,450	6,193,625
WMS Industries Inc.*	89,100	3,204,927
		9,398,552
MACHINERY-CONSTRUCTION & MINING - 1.3%
Bucyrus International Inc. Cl. A	65,250	6,632,663

METAL FABRICATING/HARDWARE - 1.4%
RBC Bearings Inc.*	192,200	7,136,385

MINING - 2.0%
RTI International Metals Inc.*	57,900	2,617,659
Thompson Creek Metals Co., Inc.*	337,700	6,166,402
Uranium One, Inc*	482,900	1,590,763
		10,374,824
MISCELLANEOUS MANUFACTURING - 2.5%
Actuant Corp., Cl. A	225,100	6,800,271
Clarcor Inc.	171,100	6,082,605
		12,882,876
OIL&GAS - 5.9%
Carrizo Oil & Gas Inc.*	104,750	6,208,533
Concho Resources Inc.*	289,530	7,423,549
CVR Energy Inc.*	220,300	5,073,509
Mariner Energy Inc.*	210,700	5,691,007
Petrobank Energy & Resources	132,850	6,046,582
		30,443,180
OIL&GAS SERVICES - 2.7%
Cal Dive International Inc.*	353,738	3,671,795
Dril-Quip Inc.*	110,995	5,157,938
T-3 Energy Services Inc.*	120,500	5,128,480
		13,958,213
PACKAGING & CONTAINERS - 1.3%
Silgan Holdings Inc.	141,700	7,032,571

PHARMACEUTICALS - 3.6%
Biomarin Pharmaceutical Inc.*	172,750	6,110,168
Cubist Pharmaceuticals Inc.*	207,600	3,823,992
Osi Pharmaceuticals Inc.*	73,300	2,740,687
United Therapeutics Corp.*	65,600	5,687,520
		18,362,367
RETAIL - 3.6%
AnnTaylor Stores Corp.*	254,600	6,156,228
Bebe Stores Inc.	426,100	4,580,575
McCormick & Schmick’s Seafood*	235,250	2,740,663
Phillips-Van Heusen	136,350	5,170,392
		18,647,858
SEMICONDUCTORS - 5.0%
Cavium Networks Inc.*	151,400	2,482,960

Emulex Corp.*	259,800	4,219,152
Mellanox Technologies Ltd.*	395,300	5,506,529
Microsemi Corp.*	273,600	6,238,080
On Semiconductor Corporation*	553,900	3,146,152
Tessera Technologies Inc.*	201,500	4,191,200
		25,784,073
SOFTWARE - 7.6%
Ansys Inc.*	204,100	7,045,532
Concur Technologies Inc.*	139,000	4,315,950
Omniture Inc.*	151,900	3,525,599
Solera Holdings Inc.*	319,400	7,780,584
Synchronoss Technologies Inc.*	179,100	3,587,373
Taleo Corp., Cl.A	249,800	4,846,120
THQ Inc.*	241,400	5,262,520
Verifone Holdings Inc.*	175,300	2,782,011
		39,145,689
TELECOMMUNICATIONS - 9.6%
Acme Packet Inc.*	392,600	3,136,874
Atheros Communications.*	186,900	3,894,996
Cincinnati Bell Inc.*	1,423,900	6,065,814
Foundry Networks Inc.*	350,300	4,056,474
Neustar Inc., Cl. A*	232,300	6,151,304
Nice Systems Ltd.#	244,000	6,885,680
Polycom Inc.*	275,850	6,217,659
SBA Communications Corp., Cl. A	245,150	7,312,825
Sonus Networks Inc.*	988,000	3,398,720
Time Warner Telecom, Cl. A	154,100	2,387,009
		49,507,355

Total Common Stocks
(Cost $462,252,493)		491,491,119

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.9%

U.S. AGENCY OBLIGATIONS
Federal National Mortgage Association, 1.25%, 4/1/08	5,905,000	5,905,000

TIME DEPOSITS
BBH Cayman, 1.78%, 4/1/08	20,669,103	20,669,103
Wells Fargo, 1.78%, 4/1/08	5,279,389	5,279,389

Total Short-Term Investments
(Cost $31,853,492)		31,853,492

Total Investments,
(Cost $494,105,985)(a)	101.2%	523,344,611
Liabilities in Excess of Other Assets	(1.2)	(6,109,064)
Net Assets	100.0%	$517,235,547

*   Non-income producing securities.

#   American Depositary Trust

(a) At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $492,881,898 amounted to $29,238,626 which consisted of aggregate gross unrealized appreciation of $87,645,967 and aggregate gross unrealized depreciation of $58,407,341.

THE ALGER AMERICAN FUND

ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2008

	SHARES	VALUE
COMMON STOCKS - 97.0%
AEROSPACE/DEFENSE - 2.6%
Alliant Techsystems Inc.*	140	$14,494
BE Aerospace Inc.*	545	19,048
Airtran Holdings Inc.*	1,320	8,712
		42,254
APPAREL - 1.0%
Iconix Brand Group Inc.*	945	16,395

AUTO PARTS & EQUIPMENT - 1.1%
Tenneco Inc.*	655	18,300

BEVERAGES - 1.3%
Central Euro Distribution Corp.*	375	21,821

BIOTECHNOLOGY - 3.1%
Acorda Therapeutics Inc.*	455	8,167
Illumina Inc.*	300	22,770
Savient Pharmaceuticals Inc.*	565	11,300
Third Wave Technologies*	985	9,082
		51,319
CHEMICALS - .7%
Zoltek Companies Inc.*	450	11,934

COMMERCIAL SERVICES - 6.8%
FTI Consulting Inc.*	320	22,733
Geo Group Inc/The*	815	23,179
Information Services Group, Inc.*	1,575	8,127
Parexel International Corp.*	820	21,402
Teletech Holdings Inc.*	900	20,214
Wright Express Corp.*	525	16,133
		111,788
COMMUNICATIONS - 12.0%
Acme Packet Inc.*	1,170	9,347
Atheros Communications*	485	10,107
Cincinnati Bell Inc.*	3,860	16,444
Ctrip.Com International#	380	20,148
Dealertrack Holdings Inc.*	565	11,424
Focus Media Holding Limited*#	290	10,194

Foundry Networks Inc.*	1,135	13,143
Neustar Inc-Cl A*	665	17,609
Nice Systems Ltd.*#	745	21,024
Polycom Inc.*	840	18,934
Priceline.Com Inc.*	160	19,338
SBA Communications Corp., Cl. A*	730	21,776
Sonus Networks Inc.*	2,440	8,394
		197,882
COMPUTERS - 2.6%
IHS Inc., Cl. A*	315	20,258
NCR Corporation*	535	12,214
SI International Inc.*	570	10,938
		43,410
DISTRIBUTION/WHOLESALE - 1.3%
LKQ Corp.*	965	21,684

ENERGY - 9.8%
Cal Dive International Inc.*	1,575	16,348
Cameron International Corp.*	500	20,820
Carrizo Oil & Gas Inc.*	415	24,597
Concho Resources Inc.*	900	23,076
CVR Energy Inc.*	650	14,970
Grant Prideco Inc.*	330	16,243
JA Solar Holdings Co., Ltd.*#	385	7,161
Range Resources Corp.	385	24,428
Sunpower Corp., Cl. A*	180	13,412
		161,055
ENTERTAINMENT - .8%
Bally Technologies Inc.*	400	13,735

FINANCIAL - 8.4%
Affiliated Managers Group Inc.*	175	15,880
Digital Realty Trust Inc.	330	11,714
First Mercury Financial Corp.*	940	16,365
First Midwest Bancorp, Inc.l	470	13,052
Greenhill & Co., Inc.	150	10,434
Intercontinentalexchange Inc.*	110	14,355
Lazard Ltd, Cl. A	285	10,887
Max Capital Group Ltd.	395	10,345
Partnerre Ltd.	105	8,012
People’s United Financial	785	13,588
Signature Bank*	555	14,153
		138,785
FOOD - 1.8%
Cosan Ltd., Cl. A*	545	6,714
Hain Celestial Group Inc.*	755	22,273
		28,987

HEALTHCARE-PRODUCTS - 7.3%
Cepheid Inc.*	560	13,658
Hologic Inc.*	330	18,348
Intuitive Surgical Inc.*	65	21,083
Meridian Bioscience Inc.	555	18,554
Power Medical Interventions*	1,335	8,030
Thoratec Corp.*	675	9,646
Community Health Systems Inc.*	660	22,156
IPC The Hospitalist Co.*	440	8,703
		120,178
INDUSTRIAL - 8.3%
Aecom Technology Corp.*	735	19,116
Ametek Inc.	505	22,175
Bucyrus International Inc., Cl. A	200	20,330
Dolby Laboratories Inc., Cl. A*	500	18,130
Manitowoc Company Inc.	505	20,604
Roper Industries Inc.	295	17,535
Silgan Holdings Inc.	390	19,356
		137,246
LEISURE TIME - 1.0%
Life Time Fitness Inc.*	525	16,385

MINING - 1.1%
Thompson Creek Metals Co., Inc.*	1,010	18,443

OIL & GAS - 1.3%
Petrobank Energy & Resources	460	20,937

PHARMACEUTICALS - 4.2%
Biomarin Pharmaceutical Inc.*	305	10,788
Cubist Pharmaceuticals Inc.*	480	8,842
Imclone Systems*	470	19,937
OSI Pharmaceuticals Inc.*	220	8,226
United Therapeutics Corp.*	250	21,675
		69,468
RETAIL - 6.6%
Abercrombie & Fitch Co., Cl. A	245	17,919
AnnTaylor Stores Corp.*	715	17,289
Bebe Stores Inc.	900	9,675
Darden Restaurants Inc.	545	17,740
Gamestop Corp., Cl. A*	275	14,220
Phillips-Van Heusen	340	12,893
Urban Outfitters Inc.*	585	18,340
		108,076
TECHNOLOGY - 12.5%
Ansys Inc.*	455	15,706
Concur Technologies Inc.*	435	13,507

Cypress Semiconductor Corp.*	580	13,694
Intersil Corp., Cl. A	495	12,707
Mellanox Technologies Ltd.*	1,165	16,228
Microsemi Corp.*	805	18,354
Navteq Corp.*	175	11,900
Omniture Inc.*	570	13,230
Pros Holdings Inc.*	950	11,923
Solera Holdings Inc.*	840	20,462
Spreadtrum Communications Inc.*#	1,015	8,831
Synchronoss Technologies Inc.*	770	15,423
Taleo Corp., Cl. A*	750	14,550
Varian Semiconductor Equipment*	375	10,556
Verifone Holdings Inc.*	575	9,125
		206,196
UTILITIES - 1.4%
ITC Holdings Corp.	425	22,126

Total Common Stocks,
(Cost $1,828,186)		1,598,404

SHORT-TERM INVESTMENTS - 1.1%
BBH Cayman, 1.78%, 4/1/08
(Cost $16,376)	16,376	16,376

Total Investments
(Cost $1,846,124)(a)	98.0%	1,614,780
Other Assets in Excess of Liabilities	2.0	32,705
Net Assets	100.0%	$1,647,485

*   Non-income producing security.

#   American Depositary Trust

(a) At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,846,124 amounted to $229,782 which consisted of aggregate gross unrealized appreciation of $35,398 and aggregate gross unrealized depreciation of $265,180.

NOTE 1 — General:

The Alger American Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the “Portfolios” and individually “Portfolio”). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares except for the American Income and Growth Portfolio which discontinued offering Class S shares on December 13, 2006. There were no Class S shares outstanding for the American Income and Growth Portfolio during the year ended December 31, 2007. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies — Investment Valuation:

Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available or for which the market quotations do not, in the opinion of the investment advisor, reflect the securities true values are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to closing prices to reflect what the investment advisor, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at fair value:

		Fair Value Measurements
Description	3/31/2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Alger American Growth Portfolio
Trading securities	$473,687,917	$473,687,917	—	—
Derivatives	—	—	—	—
Total	$473,687,917	$473,687,917	—	—

Alger American Small Capitalization Portfolio
Trading securities	$523,344,611	$517,439,611	$5,905,000	—
Derivatives	—	—	—	—
Total	$523,344,611	$517,439,611	$5,905,000	—

Alger American Income and Growth Portfolio
Trading securities	$52,832,439	$52,694,626	$137,813	—
Derivatives	—	—	—	—
Total	$52,832,439	$52,694,626	$137,813	—

Alger Balanced Portfolio
Trading securities	$196,437,167	$126,477,434	$69,154,706	$805,027
Derivatives	—	—	—	—
Total	$196,437,167	$126,477,434	$69,154,706	$805,027

Alger American MidCap Growth Portfolio
Assets:
Trading securities	$294,120,739	$293,304,889	$815,850	—
Derivatives	2,213,860	2,213,860	—	—
Total	$296,334,599	$295,518,749	$815,850	—

Liabilites:
Derivatives	$637,970	$637,970	—	—

Alger American Leveraged AllCap Portfolio
Trading securities	$341,399,297	$339,895,734	$1,503,563	—
Derivatives	860,300	860,300	—	—
Total	$342,259,597	$340,756,034	$1,503,563	—

Alger American SmallCap and MidCap Growth Portfolio
Trading securities	$1,614,780	$1,614,780	—	—
Derivatives	—	—	—	—
Total	$1,614,780	$1,614,780	—	—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Trading Securities

Alger Balanced Portfolio
Opening balance at December 31, 2007	$2,650,086

Net realized and unrealized gain (loss) on investments, foreign currency and options	(510,436)
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	(1,334,623)

Closing balance at March 31, 2008	$805,027

The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still

held at March 31, 2008	$(510,436)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: May 20, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 20, 2008